GOODWILL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill roll forward
Balance at the beginning of the period	440	431
Foreign exchange and other	(21)	9
Balance at the end of the period	419	440
Liquids Pipelines
Goodwill roll forward
Balance at the beginning of the period	48	47
Transfer of assets to the Fund	(29)
Foreign exchange and other	3	1
Balance at the end of the period	22	48
Gas Pipelines, Processing and Energy Services
Goodwill roll forward
Balance at the beginning of the period	30	29
Foreign exchange and other	(17)	1
Balance at the end of the period	13	30
Sponsored Investments
Goodwill roll forward
Balance at the beginning of the period	362	355
Transfer of assets to the Fund	29
Foreign exchange and other	(7)	7
Balance at the end of the period	384	362